PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization

	2014	2015
	RMB	RMB
Buildings	1,928,090,705	5,048,349,531
Computer equipment	350,022,706	534,734,639
Website-related equipment	246,791,832	377,457,565
Furniture and fixtures	86,013,103	125,609,830
Software	76,484,726	101,444,245
Leasehold improvements	51,638,809	129,401,013
Construction in progress	3,014,154,910	11,231,274
Less: accumulated depreciation and amortization	(532,570,330)	(772,268,598)

Total net book value	5,220,626,461	5,555,959,499